Financial Instruments - Contractual Maturity Dates of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying amount at
Bank loans	€ 5,165,765	€ 5,052,680
Other financial liabilities	95,217	45,640
Bonds and other marketable securities	1,102,978	949,205
Finance lease payables	12,885	9,360
Payable to associates	7,079
Payable to suppliers	561,883	423,096
Other current liabilities	16,029	14,878
Total carrying amount	6,961,836	6,494,859
Contractual flows
Bank loans	6,522,083	6,138,673
Other financial liabilities	95,218	45,642
Bonds and other marketable securities	1,305,645	1,331,203
Finance lease payables	13,423	10,136
Debts with associates	7,079
Payable to suppliers	561,884	423,096
Other current liabilities	16,028	14,878
Total contractual flows	8,521,360	7,963,628
6 months or less
Contractual flows
Bank loans	195,568	105,584
Other financial liabilities	14,167	19,393
Bonds and other marketable securities	113,645	107,203
Finance lease payables	1,946	2,192
Payable to suppliers	561,559	423,020
Other current liabilities	15,861	14,462
Total contractual flows	902,746	671,854
6 - 12 months
Contractual flows
Bank loans	202,437	106,492
Other financial liabilities	2,095	2,610
Bonds and other marketable securities	16,000	16,000
Finance lease payables	1,630	2,113
Debts with associates	7,079
Payable to suppliers	325	76
Other current liabilities	167	416
Total contractual flows	229,733	127,707
Later than one year and not later than two years
Carrying amount at
Other financial liabilities	21,460	10,818
Contractual flows
Bank loans	522,040	322,421
Other financial liabilities	21,324	10,758
Bonds and other marketable securities	32,000	32,000
Finance lease payables	3,367	2,602
Total contractual flows	578,731	367,781
2-5 years
Contractual flows
Bank loans	3,086,734	3,115,887
Other financial liabilities	55,863	10,497
Bonds and other marketable securities	128,000	128,000
Finance lease payables	5,655	2,790
Total contractual flows	3,276,252	3,257,174
More than 5 years
Carrying amount at
Other financial liabilities	3,178	3,991
Contractual flows
Bank loans	2,515,304	2,488,289
Other financial liabilities	1,769	2,384
Bonds and other marketable securities	1,016,000	1,048,000
Finance lease payables	825	439
Total contractual flows	€ 3,533,898	€ 3,539,112